COMMITMENTS (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
COMMITMENTS
Rent expenses	15,960	18,091	14,858
Future minimum lease payments
2014	9,075
2015	4,355
2016	3,444
2017	2,002
2018 and thereafter	1,600
Future minimum lease payments	20,476